Income and expenses - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses [line items]
Total	€ (37,068)	€ (35,143)	€ (33,315)
General and administrative expenses [member]
General and administrative expenses [line items]
Purchase of goods and services	7,211	6,240	11,248
Amortization and depreciation	(2,361)	(1,710)	(2,987)
Payroll expenses	(27,496)	(27,193)	(19,080)
Total	€ (37,068)	€ (35,143)	€ (33,315)